Share-Based Compensation (Details 3) - Employee Stock Option [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Number of Options
Outstanding - Beginning Balance	8,695,000	13,990,000	13,990,000
Granted		180,000	180,000
Exercised			(5,250,000)
Cancelled or Expired	(3,630,000)	(50,000)	(225,000)
Outstanding - Ending Balance	5,065,000	14,120,000	8,695,000
Exercisable - Ending Balance	5,065,000	13,745,000	8,695,000
Weighted Average Exercise Price per Share
Outstanding - Beginning Balance	$ 0.63	$ 0.61	$ 0.61
Granted		1.06	1.06
Exerccised			0.57
Cancelled or Expired	0.61	0.90	0.72
Outstanding - Ending Balance	0.65	0.61	0.63
Exercisable - Ending Balance	$ 0.65	$ 0.60	$ 0.63
Weighted Average Contractual Life in Years
Outstanding - Beginning Balance	1 year 4 months 2 days	3 years 1 month 24 days	3 years 1 month 24 days
Outstanding - Ending Balance	1 year 8 months 9 days	1 year 6 months 25 days	1 year 4 months 2 days
Exercisable - Ending Balance	1 year 8 months 9 days	1 year 6 months 21 days	1 year 4 months 2 days
Aggregate Intrinsic Value
Outstanding	$ 2,191,750	$ 4,466,080	$ 2,264,760
Exercisable	$ 2,191,750	$ 4,466,080	$ 2,264,760